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John Hancock Life Insurance Company (U.S.A.)
601 Congress Street
Boston, MA 02210



May 6, 2005



VIA EDGAR
U.S. Securities and Exchange Commission
450 5th Street N.W.
Washington, D.C. 20549


      Re: John Hancock Life Insurance Company (U.S.A) Separate Account H File No. 333-70850

Dear Sirs:

      Pursuant to Rule 497(j), please be advised that the form of prospectus and statement of additional information dated May 2, 2005 for John Hancock Life Insurance Company (U.S.A.) Separate Account H (the "Registrant"), a separate account of John Hancock Life Insurance Company (U.S.A.), contains no changes from the form of prospectus and statement of additional information for the Registrant contained in post-effective amendment no. 8 under the Securities Act of 1933 to the Registrant's registration statement on Form N-4 filed with the Securities and Exchange Commission on April 29, 2005 via EDGAR.

      If you have any questions, please call Arnold Bergman at (617) 663-2184.


Very truly yours,

/s/ Gustav C. Enzie

Gustav C. Enzie
Legal Specialist




333-70850 VentureIII Wealthmark 497j 5/6/05